ACQUISITION (Details 1) (Warrant [Member], USD $)	6 Months Ended
Jun. 30, 2012
Warrant [Member]
Share Price	$ 7.29
Risk-free interest rate	2.00%
Dividend yield	0.00%
Expected volatility	56.26%
Expected term	6 years